Fair Value Measurements and Financial Instruments - Volume of Derivative Activity (Details) - Not designated as hedging instrument kJ in Trillions	6 Months Ended
Jun. 30, 2017 kJ GWh contract
Electricity swap contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of contracts | contract	7
Electricity swap contracts, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	561
Electricity swap contracts, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	742
Electricity swap contracts, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	438
Electricity swap contracts, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	0
Electricity swap contracts, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	0
Electricity swap contracts thereafter
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	0
Electricity power purchase contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of contracts | contract	32
Electricity power purchase contracts, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	903
Electricity power purchase contracts, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	154
Electricity power purchase contracts, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	0
Electricity power purchase contracts, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	0
Electricity power purchase contracts, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	0
Electricity power purchase contracts, thereafter
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	0
Gas swap contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of contracts | contract	115
Gas swap contracts, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	22
Gas swap contracts, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	32
Gas swap contracts, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	14
Gas swap contracts, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	2
Gas swap contracts, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	0
Gas swap contracts, thereafter
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	0
Gas supply contract premiums, subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of contracts | contract	75
Gas supply contract premiums, subject to regulatory deferral, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	56
Gas supply contract premiums, subject to regulatory deferral, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	55
Gas supply contract premiums, subject to regulatory deferral, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	31
Gas supply contract premiums, subject to regulatory deferral, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	28
Gas supply contract premiums, subject to regulatory deferral, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	22
Gas supply contract premiums, subject to regulatory deferral, thereafter
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	43
Wholesale trading contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of contracts | contract	18
Wholesale trading contracts, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	1,999
Wholesale trading contracts, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	1,787
Wholesale trading contracts, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	0
Wholesale trading contracts, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	0
Wholesale trading contracts, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	0
Wholesale trading contracts, thereafter
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	0
Gas swap contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of contracts | contract	62
Gas swap contracts, not subject to regulatory deferral, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	6
Gas swap contracts, not subject to regulatory deferral, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	6
Gas swap contracts, not subject to regulatory deferral, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	0
Gas swap contracts, not subject to regulatory deferral, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	0
Gas swap contracts, not subject to regulatory deferral, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	0
Gas swap contracts, not subject to regulatory deferral, thereafter
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	0